Related Party Transactions (Details) - Schedule of related parties	6 Months Ended
Jun. 30, 2022
Zhentao Jiang [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Former Director and principal shareholder
Wenjie Tang [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Chief Executive Officer (“CEO”), Director, and shareholder
Yufeng Mi [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Chief Technical Officer (“CTO”) and shareholder
Yang Cao [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Director of Nanjing Lucun
HongKong Kisen Co., Limited [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Company ultimately controlled by Chief Strategy Officer (“CSO”)